ACCOUNTS RECEIVABLE, NET - Allowance for doubtful accounts - ADA (Details) - Accounts receivable - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ACCOUNTS RECEIVABLE, NET
Provision for doubtful accounts	R$ 1,701,729	R$ 1,688,795	R$ 1,895,666	R$ 1,719,648
Resellers
ACCOUNTS RECEIVABLE, NET
Provision for doubtful accounts		401,891
Consumers
ACCOUNTS RECEIVABLE, NET
Provision for doubtful accounts	1,023,752	759,483
CCEE - Short-term Energy
ACCOUNTS RECEIVABLE, NET
Provision for doubtful accounts	232,608	233,861
Companhia de Eletricidade do Amapa - CEA
ACCOUNTS RECEIVABLE, NET
Provision for doubtful accounts	R$ 445,369	R$ 293,560